COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Jun. 19, 2023	Aug. 09, 2022	Dec. 31, 2023
Short-Term Debt [Line Items]
Aggregate amount			$ 809,692
Convertible Loan Note [Member]
Short-Term Debt [Line Items]
Convertible Loan		36,764,000
Convertible ordinary shares		73,528,000
Aggregate amount		$ 781,233
Payment of face value	$ 860,000